Contingencies (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Contingencies (Details) [Line Items]
Settlement amount	$ 450,000
Paying period	3 years
Installment plan fee	$ 38,250
Customer term period	2 years
Payment amount	$ 153,450
FINRA [Member]
Contingencies (Details) [Line Items]
Payment amount	$ 334,800